CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 4,972	$ 3,404
Short-term bank deposits	30,256	26,747
Prepaid expenses	451	488
Other receivables	528	1,339
Total current assets	36,207	31,978
NON-CURRENT ASSETS
Long-term prepaid expenses	60	56
Property and equipment, net	2,047	2,227
Right-of-use assets	1,716
Intangible assets, net	21,928	21,972
Total non-current assets	25,751	24,255
Total assets	61,958	56,233
CURRENT LIABILITIES
Current maturities of long-term loans	2,395	895
Accounts payable and accruals:
Trade	4,565	4,493
Other	927	1,363
Lease liabilities	672
Total current liabilities	8,559	6,751
NON-CURRENT LIABILITIES
Warrants	3,938	323
Long-term loans, net of current maturities	6,583	7,838
Lease liabilities	1,096
Total non-current liabilities	11,617	8,161
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	20,176	14,912
EQUITY
Ordinary shares	4,001	3,110
Share premium	261,522	250,192
Capital reserve	11,835	11,955
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(234,160)	(222,520)
Total equity	41,782	41,321
Total liabilities and equity	$ 61,958	$ 56,233